UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 14, 2011

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		39

FORM 13F Information Table Value Total:	$23,123,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1411    40381 SH       SOLE                    40381
ASML Holding N V ADR           COM              N07059111      887    25673 SH       SOLE                    25673
Altria Group, Inc.             COM              718154107      426    15886 SH       SOLE                    15886
Anadarko Petroleum             COM              032511107      766    12156 SH       SOLE                    12156
Apple Computing                COM              037833100     2188     5738 SH       SOLE                     5738
Axis Capital                   COM              G0692U109      292    11275 SH       SOLE                    11275
Bio Reference Lab              COM              09057G602      518    28116 SH       SOLE                    28116
Blue Earth Refineries          COM              G11999102       35    97158 SH       SOLE                    97158
Catalyst Pharmaceuticals       COM              14888U101       57    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      160    31969 SH       SOLE                    31969
China XD Plastics              COM              16948F107      566   125430 SH       SOLE                   125430
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103      891    58520 SH       SOLE                    58520
IBM                            COM              459200101      891     5095 SH       SOLE                     5095
Intel Corp.                    COM              458140100      961    45045 SH       SOLE                    45045
KHD Humboldt Wedag             COM              D4024H102      207    34728 SH       SOLE                    34728
Kodiak oil and gas             COM              50015Q100      599   114995 SH       SOLE                   114995
MFC Industrial                 COM              55278T105     2156   297416 SH       SOLE                   297416
Mattson Technology             COM              577223100      555   474312 SH       SOLE                   474312
Motor Car Parts                COM              620071100      379    46090 SH       SOLE                    46090
Multiband                      COM              62544X209      370   150585 SH       SOLE                   150585
Mymetics Corp                  COM              62856A102       11   194329 SH       SOLE                   194329
NII Holdings                   COM              62913F201      824    30589 SH       SOLE                    30589
Nanometrics                    COM              630077105      893    61580 SH       SOLE                    61580
O2 Micro                       COM              67107W100      457   109626 SH       SOLE                   109626
PepsiCo, Inc.                  COM              713448108      404     6534 SH       SOLE                     6534
Philip Morris International    COM              718172109      317     5081 SH       SOLE                     5081
QUALCOMM                       COM              747525103      965    19853 SH       SOLE                    19853
Rudolph Technologies           COM              781270103      622    92985 SH       SOLE                    92985
STEC                           COM              784774101      384    37800 SH       SOLE                    37800
Sandridge Energy               COM              80007P307      518    93220 SH       SOLE                    93220
Sigma Design                   COM              826565103      360    45895 SH       SOLE                    45895
Stifel Financial Corp.         COM              860630102      247     9312 SH       SOLE                     9312
Tennant Company                COM              880345103      229     6480 SH       SOLE                     6480
Valeant Pharmaceuticals        COM              91911K102      599    16138 SH       SOLE                    16138
Veeco Instr                    COM              922417100      368    15065 SH       SOLE                    15065
Walgreens                      COM              931422109      296     9005 SH       SOLE                     9005
Yum Brands, Inc                COM              988498101      347     7023 SH       SOLE                     7023
Zoltek                         COM              98975W104      966   150185 SH       SOLE                   150185